Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 677,646	¥ 4,250,610	¥ 3,510,264
Accounts receivable, less allowance for doubtful accounts (March 31, 2017: RMB46,858; March 31, 2018: RMB58,227 (US$9,283))	17,188	107,818	112,533
Inventories	4,419	27,718	30,987
Prepaid expenses and other receivables	3,551	22,276	17,524
Total current assets	702,804	4,408,422	3,671,308
Property, plant and equipment, net	88,155	552,960	551,434
Non-current deposits	37,164	233,115	237,487
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2017: RMB70,744; March 31, 2018: RMB69,713 (US$11,114))	16,231	101,809	135,148
Inventories	11,440	71,758	68,775
Intangible assets, net	16,272	102,065	106,686
Available-for-sale equity securities	24,532	153,882	200,790
Other investment	30,152	189,129	189,129
Deferred tax assets	4,989	31,295	22,155
Total assets	931,739	5,844,435	5,182,912
Current liabilities
Convertible notes, net			1,031,154
Accounts payable	1,813	11,372	11,060
Accrued expenses and other payables	11,641	73,023	65,162
Deferred revenue	58,408	366,373	323,690
Amount due to a related party			4,679
Income tax payable	2,775	17,407	11,383
Total current liabilities	74,637	468,175	1,447,128
Non-current deferred revenue	298,762	1,874,014	1,569,579
Other non-current liabilities	57,851	362,876	302,233
Deferred tax liabilities	3,289	20,628	21,423
Total liabilities	434,539	2,725,693	3,340,363
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31, 2017 and 120,961,641 shares issued and 120,824,742 shares outstanding as of March 31, 2018	13	83	50
Additional paid-in capital	327,434	2,053,866	936,417
Treasury stock, at cost (March 31, 2017 and 2018: 136,899 shares, respectively)	(449)	(2,815)	(2,815)
Accumulated other comprehensive income/(loss)	(8,713)	(54,654)	24,428
Retained earnings	178,056	1,116,873	879,775
Total equity attributable to Global Cord Blood Corporation	496,341	3,113,353	1,837,855
Non-controlling interests	859	5,389	4,694
Total equity	497,200	3,118,742	1,842,549
Commitments and contingencies
Total liabilities and equity	$ 931,739	¥ 5,844,435	¥ 5,182,912